Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Long-Term Liabilities [Abstract]
Schedule of Other Long-Term Liabilities
	December 31,
	2016	2015
	U.S. Dollars
Liability to OCS, mainly in respect of business combinations (1)	-	4,768

(1) Liability to OCS as of December 31, 2015 was in respect of the acquisition of Printar and new grants received in 2010 and 2009.